Prepayments, accrued income and other assets	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Prepayments, accrued income and other assets

22	Prepayments, accrued income and other assets

	2021	2020
	$m	$m
Prepayments and accrued income	8,233	8,114
Settlement accounts	17,713	17,316
Cash collateral and margin receivables	42,171	59,543
Assets held for sale[1]	3,411	299
Bullion	15,283	20,151
Endorsements and acceptances	11,229	10,278
Reinsurers’ share of liabilities under insurance contracts (Note 4)	3,668	3,448
Employee benefit assets (Note 5)	10,269	10,450
Right-of-use assets	2,985	4,002
Owned property, plant and equipment	10,255	10,412
Other accounts	14,765	12,399
At 31 Dec	139,982	156,412
1 ‘Assets held for sale’ includes $2.6bn of loans and advances to customers that were classified as assets held for sale, reflecting our exit of mass market retail banking in the US.
Prepayments, accrued income and other assets include $91,045m (2020: $105,469m) of financial assets, the majority of which are measured at amortised cost.